Contingent liabilities (Details) Tsh in Thousands	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2026 USD ($)	May 31, 2026 TZS (Tsh)	May 31, 2025 USD ($)	May 31, 2025 TZS (Tsh)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 TZS (Tsh)	Jun. 30, 2026 TZS (Tsh)	Dec. 31, 2025 USD ($)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)
Disclosure of contingent liabilities [line items]
Other current provisions					$ 3,438,235					$ 3,438,235		Tsh 8,430,000
Interest paid					4,278,974
Withholdings tax expense					175,109	$ 0
Tax contingent liability
Disclosure of contingent liabilities [line items]
Unpaid taxes			$ 709,472	Tsh 1,860,000
Interest on unpaid taxes	$ 283,054	Tsh 740,000	68,419	179,690
Penalty on unpaid taxes			$ 5,450,000	Tsh 14,330,000
Kabanga Nickel Company Ltd
Disclosure of contingent liabilities [line items]
Other current provisions											$ 3,440,000
Interest paid					$ 4,710,000				Tsh 12,360,000
Withholdings tax expense							$ 187,245	Tsh 491,760